PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT

10. PROPERTY, PLANT AND EQUIPMENT

	Mining properties	Mining equipment	Processing equipment	Assets under construction	Corporate and right of use assets	Total
	$	$	$	$	$	$
At January 1, 2020
Cost	31,774	16,717	6,160	5,071	1,816	61,538
Accumulated amortization	(20,198)	(11,240)	(5,036)	-	(246)	(36,720)
	11,576	5,477	1,124	5,071	1,570	24,818

Year ended December 31, 2020
Opening net book value	11,576	5,477	1,124	5,071	1,570	24,818
Additions	1,416	1,746	673	3,658	175	7,668
Reclassification	4,046	3,333	-	(7,325)	(54)	-
Depletion and amortization	(2,191)	(1,996)	(298)	-	(307)	(4,792)
Exchange differences (2)	(377)	160	(503)	(882)	(262)	(1,864)
Closing net book value	14,470	8,720	996	522	1,122	25,830

At December 31, 2020
Cost	36,400	21,272	6,075	522	1,944	66,213
Accumulated amortization	(21,930)	(12,552)	(5,079)	-	(822)	(40,383)
	14,470	8,720	996	522	1,122	25,830

Year ended December 31, 2021
Opening net book value	14,470	8,720	996	522	1,122	25,830
Additions (1)	4,441	516	263	2,711	30	7,961
Reclassification	2,131	875	196	(3,202)	-	-
Impairment (3)	(10,471)	(4,715)	(738)	-	(231)	(16,155)
Depletion and amortization	(4,532)	(2,373)	(275)	-	(348)	(7,528)
Exchange differences (2)	(666)	(333)	(17)	(31)	(17)	(1,064)
Closing net book value	5,373	2,690	425	-	556	9,044

At December 31, 2021
Cost	41,962	21,995	6,367	-	1,935	72,259
Accumulated amortization and impairment	(36,589)	(19,305)	(5,942)	-	(1,379)	(63,215)
	5,373	2,690	425	-	556	9,044

(1)	During the year ended December 31, 2021, the Company incurred $2,711 in sustaining capital expenditures recorded as assets under construction (December 31, 2020 – $3,658), primarily relating to ventilation and dewatering systems at the Platosa Mine.

(2)	Unrealized foreign exchange losses on translation of Mexican peso assets at the period-end exchange rate.

(3)	On January 5, 2022, the Company announced that it was assessing the economic viability of mining at Platosa at achievable dewatering rates and with acceptable capital expenditures, beyond mid-2022. The mineral resources remaining beyond mid-2022 steepen significantly, with fewer vertical-tonnes-per-metre than historically encountered. Underground and surface drilling continued throughout Q1 2022; however, based on the recent drilling results and consideration of current and expected economic factors, the Company expects to wind down operations at Platosa during Q3 2022, subject to results from ongoing exploration programs.

Considering results from exploration and drilling assessments in Q4 2021 and to date, the Company performed an impairment test on the Platosa Mine CGU and Miguel Auza processing facility CGU as of December 31, 2021. The recoverable amounts were calculated using the value-in-use method and estimated based on future cash flows. Key assumptions included future commodity prices, production based on current estimates of recoverable resources, and operating costs. In addition, the estimated residual value of Platosa’s property, plant and equipment required significant judgement. No discount rate was applied given the short-term nature of the cash flows. The estimated recoverable amount for the Platosa CGU and Miguel Auza CGU was $7,264 and $1,338 respectively. Consequently, an impairment loss of $15,403 was recognized as at December 31, 2021 ($14,293 on the Platosa Mine, $1,110 on Miguel Auza). The recoverable amount and impairment was most sensitive to the future commodity price assumption – a 10% change in commodity prices would result in a $2,133 change in the recoverable amount and impairment. A 10% change in the residual value of Platosa’s property, plant and equipment would result in a $292 change in the recoverable amount and impairment. If the labour action (referred to in Note 2) is not resolved in a reasonable amount of time, the economic viability of the Platosa Mine may be impacted which could result in an additional impairment in 2022.

In Q3 2021, the Company had recorded an impairment loss of $752 on the Miguel Auza CGU reflecting the impact of the Judgment against San Pedro (Note 18).